Contingent liabilities, commitments and guarantees - Schedule of Contingent Liabilities (Details) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019
Contingent liabilities
Acceptances and endorsements	£ 141	£ 74
Other items serving as direct credit substitutes	370	366
Performance bonds and other transaction-related contingencies	2,157	2,454
Total other contingent liabilities	2,527	2,820
Total contingent liabilities	£ 2,668	£ 2,894